Share-based payment (Details 2) - Variable Compensations [Member] Pure in Millions	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
IfrsStatementLineItems [Line Items]
Number of outstanding share options, beginning balance	44,230,077	36,814,248
New	21,725,220	22,524,857
Delivered	(22,097,907)	(14,263,138)
Cancelled	(362,756)	(845,890)
Closing balance	43,494,634	44,230,077
Weighted average of remaining contractual life (years)	0.89	0.93
Market value weighted average	$ 25.76	$ 24.83